Derivatives - Gain or loss on valuation of derivatives (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ (1,461,639)	₩ (267,691)	₩ 366,381
Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(286,915)	(159,976)	204,532
Foreign Currency Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(95,094)	68,817	106,197
Foreign Currency Related | Over the counter | Currency forward
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	44,245	268,310	(108,854)
Foreign Currency Related | Over the counter | Currency swap
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(143,586)	(201,500)	210,072
Foreign Currency Related | Over the counter | Currency options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	4,247	2,007	4,979
Foreign Currency Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(95,142)	68,618	106,101
Foreign Currency Related | Exchange traded | Currency futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(48)	(199)	(96)
Interest Rates Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(172,992)	(141,911)	(74,298)
Interest Rates Related | Over the counter | Interest Rate Option
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	285	792	(372)
Interest Rates Related | Over the counter | Interest rate forwards and swaps
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(173,277)	(142,703)	(73,926)
Interest Rates Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(171,410)	(141,915)	(70,062)
Interest Rates Related | Exchange traded | Interest Rate Future
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	1,582	(4)	4,236
Credit Related | Over the counter | Credit Swaps
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(25,562)	192,729	7,255
Equity Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(189,528)	(173,123)	(18,061)
Equity Related | Over the counter | Equity Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	3,360	3,307	(2,082)
Equity Related | Over the counter | Equity Swaps And Forwards
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(192,888)	(176,430)	(15,979)
Equity Related | Exchange traded | Equity Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(27,932)	32,555	196,288
Equity Related | Exchange traded | Equity Futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(69,455)	(19,408)	26,305
Commodity Related | Over the counter
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(142,751)	(24,053)	(13,519)
Commodity Related | Over the counter | Commodity Swaps And Forwards
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(148,591)	(19,097)	(13,519)
Commodity Related | Over the counter | Commodity Futures And Options
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	5,840	(4,956)	0
Commodity Related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(140,737)	(23,584)	(2,145)
Commodity Related | Exchange traded | Commodity Futures
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	2,014	469	11,374
Hedge Funds
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	(741,873)	(203,563)	120,700
Trading purpose | Equity related | Exchange traded
Gain or loss on valuation of derivatives [Line Items]
Gain or loss on valuation of derivatives	₩ (97,387)	₩ 13,147	₩ 222,593